Employee share schemes - Number and weighted fair value of share and ADS awards (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) shares Options	Dec. 31, 2025 USD ($) shares Options	Dec. 31, 2024 GBP (£) shares Options	Dec. 31, 2024 USD ($) shares Options
Performance Share Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	27,679	27,679	19,041	19,041
Shares number, awards granted	10,241	10,241	11,830	11,830
Shares number, dividends reinvested	491	491	475	475
Shares number, awards released/exercised	(6,529)	(6,529)	(537)	(537)
Shares number, awards forfeited	(4,797)	(4,797)	(3,130)	(3,130)
Shares number, at end of period	27,085	27,085	27,679	27,679
Weighted fair value
Weighted fair value, beginning of period | £	£ 3.46
Weighted fair value, end of period | £	£ 3.91		£ 3.46
Performance Share Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	2,917	2,917	3,551	3,551
Shares number, awards granted	841	841	945	945
Shares number, dividends reinvested	44	44	54	54
Shares number, awards released/exercised	(820)	(820)	(573)	(573)
Shares number, awards forfeited	(492)	(492)	(1,060)	(1,060)
Shares number, at end of period	2,490	2,490	2,917	2,917
Weighted fair value
Weighted fair value, beginning of period | $		$ 8.62
Weighted fair value, end of period | $		$ 8.96		$ 8.62
Share Value Plan | Ordinary share awards
Shares Number
Shares number, at beginning of period	44,870	44,870	38,941	38,941
Shares number, awards granted	17,507	17,507	18,442	18,442
Shares number, dividends reinvested	18	18	14	14
Shares number, awards released/exercised	(14,555)	(14,555)	(6,495)	(6,495)
Shares number, awards forfeited	(4,515)	(4,515)	(6,032)	(6,032)
Shares number, at end of period	43,325	43,325	44,870	44,870
Weighted fair value
Weighted fair value, beginning of period | £	£ 3.2
Weighted fair value, end of period | £	£ 3.74		£ 3.2
Share Value Plan | American Depositary Share awards
Shares Number
Shares number, at beginning of period	13,905	13,905	12,855	12,855
Shares number, awards granted	5,414	5,414	5,329	5,329
Shares number, awards released/exercised	(4,629)	(4,629)	(2,080)	(2,080)
Shares number, awards forfeited	(1,273)	(1,273)	(2,199)	(2,199)
Shares number, at end of period	13,417	13,417	13,905	13,905
Weighted fair value
Weighted fair value, beginning of period | $		$ 8.14
Weighted fair value, end of period | $		$ 9.72		$ 8.14
ShareSave Plan
Share options Number
Share options number, beginning of period | Options	5,371,000	5,371,000	5,490,000	5,490,000
Share options number, awards granted | Options	1,711,000	1,711,000	757,000	757,000
Share options number, awards released/exercised | Options	(472,000)	(472,000)	(206,000)	(206,000)
Share options number, awards forfeited | Options	(363,000)	(363,000)	(670,000)	(670,000)
Share options number, end of period | Options	6,247,000	6,247,000	5,371,000	5,371,000
Weighted fair value
Number of share options exercisable in share-based payment arrangement	510,361	510,361	156,008	156,008